Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information (Unaudited)
Quarterly Financial Results [Table Text Block]
	2016 Calendar Quarter
	First	Second	Third	Fourth[1]	Annual
Total Operating Revenues	$40,535	$40,520	$40,890	$41,841	$163,786
Operating Income	7,131	6,560	6,408	4,248	24,347
Net Income	3,885	3,515	3,418	2,515	13,333
Net Income Attributable to AT&T	3,803	3,408	3,328	2,437	12,976
Basic Earnings Per Share
Attributable to AT&T2	$0.62	$0.55	$0.54	$0.39	$2.10
Diluted Earnings Per Share
Attributable to AT&T2	$0.61	$0.55	$0.54	$0.39	$2.10
Stock Price
High	$39.45	$43.21	$43.47	$42.73
Low	33.51	37.86	39.71	36.13
Close	39.17	43.21	40.61	42.53
[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.

	2015 Calendar Quarter
	First	Second	Third	Fourth[1]	Annual
Total Operating Revenues	$32,576	$33,015	$39,091	$42,119	$146,801
Operating Income	5,557	5,773	5,923	7,532	24,785
Net Income	3,339	3,184	3,078	4,086	13,687
Net Income Attributable to AT&T	3,263	3,082	2,994	4,006	13,345
Basic Earnings Per Share
Attributable to AT&T2	$0.63	$0.59	$0.50	$0.65	$2.37
Diluted Earnings Per Share
Attributable to AT&T2	$0.63	$0.59	$0.50	$0.65	$2.37
Stock Price
High	$35.07	$36.45	$35.93	$34.99
Low	32.41	32.37	30.97	32.17
Close	32.65	35.52	32.58	34.41
[1]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).
[2]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.